Other Current Receivables - Summary of Other Current Receivables (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Other Current Receivables [Abstract]
Value added tax	$ 11,109	$ 20,801
Advance payments to vendors	3,078	3,915
Other	3,631	7,513
Total	$ 17,818	$ 32,229